VERTICAL CAPITAL INCOME FUND

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

February 2, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Vertical Capital Income Fund

File Nos.: 333-195461

811-22554

Post-Effective Amendment No. 1 to the Registration Statement on Form N-2

(File No. 333-195461, CIK No. 0001517767)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Vertical Capital Income Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Trust’s registration statement on Form N-2 (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on January 28, 2015 (SEC Accession No. 0001580642-15-000381).

  Questions related to this filing should be directed to JoAnn M. Strasser at (614) 469-3265 or to Parker D. Bridgeport at (614) 469-3238.

Very truly yours,

/s/James P. Ash

James P. Ash

Secretary